Submission	Oct. 30, 2024
Submission [Line Items]
Central Index Key	0001163739
Registrant Name	NABORS INDUSTRIES LTD
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES